RELATED PARTIES - Key Management Personnel Compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	€ 9	€ 9	€ 8
Directors' fees	1	1	1
Share-based compensation	10	6	4
Post-employments benefits	0	0	0
Termination benefits	0	0	1
Employer social contribution	1	1	1
Total	€ 21	€ 17	€ 15